Prepaid Land Lease Payments - Summary of Prepaid Land Lease Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Arrangements Involving Legal Form Of Lease [Abstract]
Carrying amount, beginning balance	$ 1,103	$ 1,105
Recognized lease expense during the year	(38)	(35)
Exchange difference	(53)	33
Carrying amount, ending balance	1,012	1,103
Current portion included in prepayments	34	36
Non-current portion included in prepaid land lease payments	$ 978	$ 1,067